Discontinued Operations (Revenues and Earnings (losses) of Businesses Included in Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 3.0	$ 7.3	$ 92.3
Earnings (loss) from discontinued operations net of tax	(11.4)	3.1	(77.1)
eCas Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	3.0	7.3	11.8
Earnings (loss) from discontinued operations net of tax	(5.1)	1.2	2.1
ClearPar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	0
Earnings (loss) from discontinued operations net of tax	0	16.7	0
Healthcare Benefit Solutions Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	80.5
Earnings (loss) from discontinued operations net of tax	0	0.1	(47.8)
Participacoes Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	0	0
Earnings (loss) from discontinued operations net of tax	$ (6.3)	$ (14.9)	$ (31.4)